Leases - Components of Lease Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease cost:
Reduction in the carrying amount of ROU assets	¥ 17,584		¥ 13,432	¥ 10,928
Interest of lease liabilities	1,613	$ 253	1,938	1,746
Expenses for short-term lease within 12 months	443		505	605
Total lease cost	¥ 19,640		¥ 15,875	¥ 13,279